Average Annual Total Returns		12 Months Ended	13 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Aug. 01, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Davenport Core Leaders Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.63%		11.72%		10.98%
Davenport Core Leaders Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Davenport Core Leaders Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.11%		10.34%		9.86%
Davenport Core Leaders Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.29%		9.10%		8.79%
Davenport Value & Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		11.82%		5.84%		6.98%
Davenport Value & Income Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Davenport Value & Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.74%		4.60%		5.76%
Davenport Value & Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.52%		4.42%		5.39%
Davenport Value & Income Fund [Default Label] | RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		8.68%		8.49%
Davenport Equity Opportunities Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.72%		10.58%		9.95%
Davenport Equity Opportunities Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Davenport Equity Opportunities Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.69%		8.70%		8.66%
Davenport Equity Opportunities Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.77%		8.00%		7.85%
Davenport Equity Opportunities Fund [Default Label] | RUSSELL MIDCAP® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.34%		9.92%		9.63%
Davenport Small Cap Focus Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.32%		10.05%		10.37%
Davenport Small Cap Focus Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Davenport Small Cap Focus Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.52%		7.90%		9.10%
Davenport Small Cap Focus Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.30%		7.38%		8.20%
Davenport Small Cap Focus Fund [Default Label] | RUSSELL 2000® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.54%		7.40%		7.82%
Davenport Insider Buying Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		3.12%	9.67%
Performance Inception Date	Nov. 30, 2023
Davenport Insider Buying Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.94%	9.45%
Performance Inception Date	Nov. 30, 2023
Davenport Insider Buying Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.98%	7.36%
Performance Inception Date	Nov. 30, 2023
Davenport Insider Buying Fund [Default Label] | RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	18.94%
Performance Inception Date	Nov. 30, 2023
Davenport Insider Buying Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	27.99%
Performance Inception Date	Nov. 30, 2023
Davenport Balanced Income Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		7.98%		4.14%	5.57%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.81%		3.35%	4.83%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.15%		3.04%	4.24%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | RUSSELL 1000® VALUE INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		14.37%		8.68%	9.95%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes) [Default Label]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%	14.49%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | 60% RUSSELL 1000® VALUE INDEX/ 40% BLOOMBERG US INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		9.86%		5.88%	6.92%
Performance Inception Date	Dec. 31, 2015
Davenport Balanced Income Fund [Default Label] | BLOOMBERG U.S. INTERMEDIATE GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.00%		0.86%	1.78%
Government Street Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		29.63%		15.43%		12.68%
Government Street Equity Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Government Street Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		28.90%		13.85%		11.31%
Government Street Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		18.04%		12.05%		10.11%
Government Street Opportunities Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		17.28%		12.27%		11.55%
Government Street Opportunities Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.43%		11.39%		10.51%
Government Street Opportunities Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.89%		9.66%		9.26%
Government Street Opportunities Fund [Default Label] | RUSSELL 3000® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.81%		13.86%		12.55%
Government Street Opportunities Fund [Default Label] | S&P MID-CAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.93%		10.34%		9.68%
Jamestown Equity Fund [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		24.75%		15.31%		11.85%
Jamestown Equity Fund [Default Label] | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%		14.53%		13.10%
Jamestown Equity Fund [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.00%		13.53%		10.14%
Jamestown Equity Fund [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.84%		11.92%		9.23%